Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2016
Other Assets, Noncurrent Disclosure [Abstract]
Other non-current assets

(In US$ millions)	December 31, 2016	December 31, 2015
Mobilization revenue receivable	$73.6	$109.2
Intangible asset- favorable contract	134.7	205.2
Total other non-current assets	$208.3	$314.4